Summary of significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of significant accounting policies
Summary of significant accounting policies
1.	Summary of significant accounting policies
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”), its consolidated subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiaries (the “VIEs”, collectively referred to as “the Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2022.

The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of RMB411,327 and net cash outflows from operations of RMB962,893 for the six months ended June 30, 2023. As of June 30, 2023, the Group’s consolidated current liabilities exceeded current assets in the amount of RMB422,243. The Group plans to obtain additional loan facilities from banks and financial support from its controlling shareholder, as well as renew its existing bank loans when they fall due, as necessary, although such plans are contingent upon many factors out of the control of the Group.

In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2023, the results of operations and cash flows for the six months ended June 30, 2022 and 2023, have been made.

The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, service period of connectivity services, allowance for doubtful accounts receivables, other non-current assets and amounts due from related parties, realizability of inventories, accrual for warranty obligations, useful lives and recoverability of property, equipment and intangible assets and right-of-use assets, recoverability of long-term investments, valuation allowance of deferred tax assets, fair values of share-based compensation awards, warrant liabilities, incremental borrowing rates of leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

(b)	A combination between entities under common control

On June 30, 2023, Ecarx (Hubei) Tech Co. Ltd. (“Ecarx Hubei”) made additional capital injection amounting to RMB266,667 to JICA Intelligent Robotics Co., Ltd. (“JICA”), of which RMB1,000 was paid on June 30, 2023 and the remaining RMB265,667 is payable within the next 3 years. Previously, Ecarx Hubei held 50% ownership interest in JICA, with the other 50% owned by Geely Automotive Group Co., Ltd. (“Geely Auto”), an entity under common control. Following the additional investment in JICA, Ecarx Hubei now owns a controlling interest of 70% in JICA. As the acquisition of JICA was a combination between entities under common control, these consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of Ecarx and JICA using the pooling-of interests method as if the transaction occurred at the beginning of the comparative period presented. All intercompany transactions and balances between the combining entities have been eliminated.

The following table summarizes the results of operations and net assets of JICA consolidated in these unaudited condensed consolidated financial statements. The amounts are after eliminating transactions between the Group and JICA.

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
ASSETS
Current assets	572,259	519,803
Non-current assets	43,655	45,941
Total assets	615,914	565,744

LIABILITIES
Current liabilities	486,351	384,556
Non-current liabilities	9,229	9,602
Total liabilities	495,580	394,158

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Revenues	1,422	12,614
Cost of revenues	(117)	(5,563)
Gross profit	1,305	7,051

Loss from operations	(64,065)	(102,651)
Loss before income taxes	(33,389)	(100,278)
Net loss	(40,882)	(100,278)

(c)	Risks and concentration

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, accounts receivables, amounts due from related parties, notes receivable and non-current assets.

The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.

Concentration of customers and suppliers

The Group currently has a concentrated customer base with a limited number of key customers, particularly Geely Group and its subsidiaries. Geely Group and its subsidiaries represents 92.1% and 79.2% of the Group’s accounts receivable - related parties, net, as of December 31, 2022 and June 30, 2023, respectively. During the six months ended June 30, 2022 and 2023, Geely Group and its subsidiaries contributed 73.6% and 73.7% of the Group’s total revenues, respectively, which excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.

The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer A, a related party	92.1%	79.2%
Customer B, a related party	Less than 10.0%	10.5%

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer C, a third party	48.9%	40.4%
Customer D, a third party	30.4%	29.7%
Customer E, a third party	Less than 10.0%	10.6%
Customer F, a third party	Less than 10.0%	12.6%

Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2022	2023
Customer A, a related party	73.6%	73.7%
Customer C, a third party	11.4%	Less than 10.0%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2022	2023
Supplier A, a third party	19.0%	18.5%
Supplier B, a third party	10.9%	Less than 10.0%
Supplier C, a third party	19.1%	17.6%

Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2022	2023
Supplier D, a third party	12.5%	Less than 10.0%
Supplier A, a third party	14.5%	23.3%
Supplier E, a related party	10.7%	Less than 10.0%
Supplier C, a third party	Less than 10.0%	13.3%

(d)	Credit losses

The Group adopted ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326” on January 1, 2023 using the modified retrospective approach. ASC 326 requires the measurement and recognition of expected credit losses using the current expected credit loss model for financial assets held at amortized cost, which includes the Group’s accounts receivable, notes receivable, amounts due from related parties and other financial assets. It replaces the existing incurred loss impairment model with an expected loss methodology. The recorded credit losses are adjusted each period for changes in expected lifetime credit losses. On adoption of ASC 326, there is no change to accumulated deficit as of January 1, 2023.

(e)	Fair value measurements

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivables, notes receivable, amounts due from related parties, foreign exchange swaps included in prepayments and other current assets, equity securities, short-term borrowings, accounts payable, amounts due to related parties, notes payable, warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities.

The Group measures the foreign currency swaps at fair value on a recurring basis using quoted prices with other observable inputs and categorized in Level 2 of the fair value hierarchy. The Group measures equity securities at fair value on a recurring basis using observable inputs in active markets and categorized in Level 1 of the fair value hierarchy. The Group measures warrant liabilities at fair value on a recurring basis using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2022 and June 30, 2023, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments.

(f)	Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying unaudited condensed consolidated financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00=RMB7.2513, the certified noon buying rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2023. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on June 30, 2023, or at any other rate.

2.	Summary of significant accounting policies
(a)	Basis of presentation

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousand.

These consolidated financial statements have been prepared assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Historically, the Group had relied principally on proceeds from the issuance of redeemable convertible preferred shares and bank borrowings to finance its operations and business expansion. Considering the planned merger and listing of its shares during the year ended December 31, 2022, the Company’s financing needs included non-routine expenditure coupled with the uncertainty around the Merger with COVA and listing of its shares. These factors cast substantial doubt over the Company’s ability to continue as a going concern at the end of the year ended December 31, 2021. This uncertainty was partially alleviated by consummation of the Merger and the financing transactions as referred to in Note 1(b).

As of December 31, 2022, the Group had an accumulated deficit of RMB5,730,180 and its consolidated current liabilities exceeded current assets in the amount of RMB74,108. In addition, the Group recorded net cash used in operating activities in the amount of RMB461,337 for the year ended December 31, 2022. The Group has evaluated plans to continue as a going concern which include receiving proceeds from the disposal of an equity security in the amount of US$115,000 in January 2023 and proceeds from a long-term related party loan in the amount of RMB300,000 in January 2023, which is due on June 30, 2024. On such basis, management concludes that there is no substantial doubt about the Group’s ability to continue as a going concern.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries. Prior to the completion of the VIE Reorganization, the consolidated financial statements also included the financial statements of the VIE in which the Company, through its WFOE, had a controlling financial interest, and the VIE’s subsidiaries. All intercompany transactions and balances among the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Noncontrolling interests are separately presented as a component of shareholders’ deficit in the consolidated financial statements.

(c)	Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, service period of connectivity services; allowance for doubtful accounts receivables, other non-current assets and amounts due from related parties; realizability of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets and right-of-use assets; recoverability of long-term investments; valuation allowance of deferred tax assets; fair values of share-based compensation awards, redeemable convertible preferred shares, warrant liabilities, and incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Cash and restricted cash

Cash consists of cash at bank. Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash are bank deposits pledged for notes payable.

(e)	Contract liabilities

The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities. The Group’s contract liabilities consist of advance payments from clients and billings in excess of revenues recognized. The Group classifies contract liabilities as current or noncurrent based on the timing of when the Group expects to recognize the revenues.

(f)Accounts receivable

Accounts receivable represent those receivables derived in the ordinary course of business when the Group has sold the products or provided services to its customers and when its right to consideration is unconditional (i.e., only the passage of time is required before payment is due). Accounts receivable are presented net of allowance for doubtful accounts. The Group maintains a general and specific allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Accounts receivable balances with large creditworthy customers are reviewed by management individually for collectability. All other balances are reviewed on a pooled basis. A percentage of general allowance is applied to the balances of accounts receivable in each aging category, excluding those which are assessed individually for collectability. Management considers various factors, including historical loss experience, current market conditions, the financial condition of its debtors, any receivables in dispute, the aging of receivables and current payment patterns of its debtors, in establishing the required allowance.

An allowance for doubtful accounts is recorded into general and administrative expenses. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(g)Notes receivable

Notes receivable are primarily bank acceptance notes issued by reputable financial institutions that entitle the Group to receive the full face value amount from the financial institutions at maturity, which is typically six months from the date of issuance. The Group accepts bank acceptance notes from customers for products sold or services performed in the ordinary course of business. Upon receipt of the bank acceptance notes, the Group’s accounts receivable from the customer is derecognized.

(h)Inventories

Inventories consist of raw materials, work-in-process, and finished goods, are accounted for using the first-in-first-out method and are valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price of the inventory in the ordinary course of business less reasonably predictable costs of completion, disposal and transportation.

Cost of work-in-process and finished goods comprise primarily direct materials and manufacturing charges from outsourced factories. The Group identifies potentially slow-moving and obsolete inventories through physical counts, monitoring of inventories on hand and specific identification. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. Write-downs to inventory are recorded in the cost of revenues to reduce the carrying amount of any obsolete and excess inventories to their estimated net realizable value.

(i)Long-term investments

Equity method investments

The Group applies the equity method to account for equity interests in investees over which the Group has significant influence but does not own a majority equity interest or controls the investee otherwise.

Under the equity method of accounting, the Group’s share of the investees’ results of operations is reported as income (loss) from equity method investments in the consolidated statements of comprehensive loss. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the investee.

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other-than-temporary. The process of assessing and determining whether impairment on an investment is other-than-temporary requires a significant amount of judgment. To determine whether an impairment is other-than-temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value and any change in value subsequent to the period end.

Equity securities

Equity investments without readily determinable fair values which do not qualify for net asset value per share (or its equivalent) practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock, are initially measured at cost under the measurement alternative. Subsequently, these equity investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of comprehensive loss.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period and recognizes an impairment loss equal to the difference between the carrying value and fair value in earnings.

(j)	Property and equipment

Property and equipment are carried at cost less accumulated depreciation and impairment, if any.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as below:

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets

Construction in progress represents property and equipment under construction. Construction in progress is transferred to property and equipment and depreciation commences when an asset is ready for its intended use.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

(k)	Intangible assets

Intangible assets primarily consist of purchased software, which are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives of 3 years.

(l)	Impairment of long-lived assets

Long-lived assets, including property and equipment, intangible assets, and right-of-use assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(m)	Product warranties

The Group provides product warranties on all applicable products based on the contracts with its customers at the time of sale of products. The Group accrues a warranty reserve for the products sold, which includes the best estimate of projected costs to settle indemnity for claims under warranties. Factors that affect the Group’s warranty obligation include product defect rates and costs of repair or replacement. These factors are estimates that may change based on new information that becomes available each period. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accrued expense and other current liabilities while the remaining balance is included within other non- current liabilities on the consolidated balance sheets. Warranty cost is recorded as a component of cost of goods sold in the consolidated statements of comprehensive loss. The Group reevaluates the adequacy of the warranty accrual on a regular basis.

The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.

(n)	Value added taxes

The Company’s PRC subsidiaries and VIEs are subject to value added tax (“VAT”) on its products and services, less any deductible VAT the Group has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Group. Revenue from sales of products and provision of services are generally subject to VAT at the rate of 6% to 13%, and subsequently paid to PRC tax authorities after netting input VAT on purchases.

The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(o)Commitments and contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(p)	Fair value measurement

The Group measures certain assets and liabilities at fair value. Fair value is the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The fair value hierarchy is based on inputs to valuation techniques that are used to measure fair value that are either observable or unobservable. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Includes other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivables, amounts due from related parties, notes receivable, short-term borrowings, accounts payable, amounts due to related parties, notes payable and warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities. The Group measures warrant liabilities at fair value on a recurring basis using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2021 and 2022, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments.

(q)	Revenue recognition

The Group accounts for revenue in accordance with Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (“ASC 606”) since January 1, 2018. In accordance with ASC 606, the Group recognizes revenue upon the transfer of control of promised products or services to the Group’s customers, in the amount of consideration the Group expects to receive for those products or services (excluding VAT collected on behalf of government authorities).

The Group generates revenues from sales of goods, software license and services.

Sales of goods

Sales of goods include the following products:

a.	Automotive computing platform, which Tier 1 automotive suppliers or the Original Equipment Manufacturers (“OEM”) purchase from the Group and assemble on cars with infotainment head unit or digital cockpit;
b.	SoC core modules, where the Group sells standardized computing board, which integrates SoC with core integrated circuits and peripherals to Tier 1 automotive suppliers or the OEMs; and
c.	Automotive merchandise and other products, which are primarily basic electronic components such as resistor, capacitor and circuit board sold to automotive suppliers.

The Group is mainly engaged by the related parties to manufacture and sell automotive computing platforms. The Group also generates revenue from the sales of SoC core modules, automotive merchandise and other products. Revenues are recognized when the automotive computing platform, SoC core modules, automotive merchandise or other products are accepted by the customers, which is the point in time that control of the product is transferred to the customers. The selling price, which is specified in the purchase orders, is fixed. The Group determines that it is the principal of the contract and recognizes revenue generated from sales of products on a gross basis as the Group has control of products before they are transferred to the customers. Unless a product was defective, the Group does not provide customers any right of product return.

Software license revenues

Software license revenues include revenues from the sales of software stack, which incorporates the service software framework to connect the application layer to the operating system layer of the overall cockpit system.

The Group generates revenues from licensing its software to its customers, which are Tier 1 automotive suppliers, in two types of contracts. Customers may subscribe to term licenses or purchase perpetual licenses, which provide customer with the same functionality but for different duration.

For subscription to licenses, the Group licenses its software to its customers for a fixed period. The customers then indicate their acceptance upon receiving the software by providing a written notice. For perpetual licenses, the Group does not license customers for a specific period and it is accepted by customer with an acceptance notice.

The Group’s software licenses have significant standalone functionality which is not expected to substantively change during the license term. The nature of the software is functional and a right to use the Group’s intellectual property according to ASC 606. Revenues related to the fixed period software licenses, is fixed and are recognized at a point in time upon customers’ acceptance which is when the control is transferred to the customer. Revenues related to perpetual licenses are recognised when subsequent sale occurs using the sales-based royalties guidance under ASC 606 as this type of software is invoiced based on the subsequent sale made by Tier 1 automotive suppliers to the OEMs after the software has been configured into Tier 1 supplier’s auto parts. The license does not have a renewal term. Post-contract customer support, which includes technical support and unspecified minor bug fixes, are provided to all customers. The post-contract customer support is not material and not accounted for as a distinct performance obligation.

Service revenues

The Group generates revenues by provision of the following services:

a.	Automotive computing platform design and development service;
b.	Connectivity service, which enables end-users of automobiles access internet; and,
c.	Other services, including technical consulting services provided to automotive companies. The performance obligations are satisfied, and revenues are recognised, at a point in time the customers accept the services, as the criteria for recognition of revenue over time are not met.

The Group provides design and development services on automotive computing platform for OEMs. The contracts for design and development services are separate from the contracts for manufacture of automotive computing platform because they are not entered into at or near the same time. The service contracts for design and development services are entered into with the customers near the end of the development process. The Group does not have any enforceable right to payment before the agreed deliverables are accepted by customers. Therefore, the Group recognizes revenue at a point in time when the agreed deliverables are accepted by customers.

Starting from January 1, 2022, the Group entered into a number of contracts with OEMs upon the commencement of design and development services on automotive computing platform. After the fulfilment of the design and development services, the Group delivers customized deliverables to the OEMs.

For such contracts, the Group recognizes revenue at a point in time because (1) the customer does not receive benefits until the delivery of deliverables; (2) the Company does not create or enhance assets which the customer controls as the assets are created or enhanced; and (3) the Group does not have any enforceable rights to payment for performance completed to date before the deliverables are accepted by the customers.

Costs incurred to fulfill such service contracts which are not within the scope of other guidance are recognized as contract cost assets, as the costs relate directly to the service contracts that the Group can specifically identify. The costs are expected to be recovered and generate or enhance resources of the Group that will be used in satisfying performance obligations of design and development services for the OEMs in the future.

In the process of executing the service contracts, the Group recognizes an impairment loss of contract cost assets in the statement of comprehensive loss to the extent that the carrying amount of the assets exceeds:

a.	The amount of consideration that the Group expects to receive in the future and that the Group has received but not recognized as revenue, for providing the design and development services, less
b.	The costs that relate directly to providing those services and that have not been recognized as expenses.

The Group purchases data traffic from its suppliers and maintains a data pool to provide connectivity service to its related parties with the provision of data service packs. The connectivity service commences upon activation of the data service packs and remains effective with agreed standard connectivity speed (1) over the duration of ownership under the first registered owner of the automobiles or (2) over the shorter of (i) an agreed fixed period or (ii) the duration of ownership under the first registered owner. Therefore, the Group estimates the period when the data service pack is activated and recognizes revenue over the estimated period on a straight-line basis. The Group determines that it is the principal in providing such connectivity service, as it has control over the services, including negotiating arrangement details with customers, establishing prices for service packs sold, selecting data traffic suppliers and management of the data traffic pool to fulfil users’ needs.

(r)	Research and development expenses

Research and development expenses mainly consist of direct material cost, outsourced development expenses, payroll, share-based compensation related to research and development personnel, and expenses associated with the use of facilities and equipment by these functions, such as lease rental and depreciation. Research and development expenses are expensed as incurred.

(s)	Selling and marketing expenses

Selling and marketing expense mainly consists of payroll and share-based compensation related to the selling and marketing activities, advertising costs, rental, depreciation related to selling and marketing functions. Advertising costs are expensed as incurred. The advertising costs were RMB5,139, RMB13,674 and RMB11,800 for the years ended December 31, 2020, 2021 and 2022, respectively.

(t)	Government grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grants will be received. Government grant with no future related costs is recognized as income in the Group’s consolidated statement of comprehensive loss when the grant becomes receivable.

(u)	Income tax

Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not taxable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are provided using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of assets and liabilities in the financial statements and their respective tax bases, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.

A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group’s operating history and tax credit carryforwards, if any, not expiring.

The Group applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expense and general and administrative expenses, respectively.

(v)	Share-based compensation

The Group measures the cost of employee and non-employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee and non-employee is required to provide service in exchange for the award, which generally is the vesting period. For graded vesting awards with only service condition, the Group recognizes compensation cost on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. For awards with performance conditions, compensation cost is recognized over the estimated vesting period if it is probable that the performance condition will be achieved.

The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

(w)	Employee benefits

The Company’s subsidiaries and the VIEs in the PRC participate in a government mandated, multi- employers, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB95,913, RMB168,971 and RMB197,669 for the years ended December 31, 2020, 2021 and 2022, respectively. In response to the COVID-19 pandemic, the PRC government has implemented relief policies to exempt or reduce enterprises’ payments to certain social benefits provided to employees during 2020. The amount of exemption and reduction for employee social benefits for the Company’s PRC subsidiaries, the VIE and VIE’s subsidiaries for the year ended December 31, 2020 was RMB22,473.

(x)	Leases

The Group leases premises for offices under non-cancellable operating leases. There are no capital improvement funding, lease concessions, escalated rent provisions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease term.

Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. As the rate implicit in the lease cannot be readily determined, the Group uses different incremental borrowing rates for subsidiaries in different countries at the lease commencement date in determining the present value of lease payments. The incremental borrowing rates were determined based on the rates of interest that each subsidiary would be expected to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and recognizes a single lease cost on a straight-line basis over the lease term.

Prior to the adoption of ASC Topic 842, operating leases were not recognized on the balance sheet of the Group, but payments made for those leases were charged to the consolidated statements of comprehensive loss on a straight-line basis over the term of underlying lease.

(y)	Foreign currency

The Group uses RMB as its reporting currency. Functional currency of the entities consolidated within the Group is the currency of the primary economic environment in which the entity operates. Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gains (losses), net in the consolidated statements of comprehensive loss.

The assets and liabilities of the Company’s foreign subsidiaries whose functional currency is not the RMB are translated into RMB from functional currencies at the current exchange rates while revenues and expenses are translated from functional currencies at average exchange rates. Equity accounts other than earnings (deficits) generated in the current period are translated into at the appropriate historical rates. The resulting foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in the consolidated statements of changes in shareholders’ deficit.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

(z)	Convenience translation

The United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$for the convenience of the reader were calculated at the rate of US$1.00=RMB7.2513, the certified noon buying rate set forth in the H.10 statistical release of the Federal Reserve Board on June 30, 2023. No representation is made that the RMB amounts could have been, or could be, converted into US$at that rate on December 31, 2022, or at any other rate.

(aa)Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the accretions to redemption value of redeemable convertible preferred shares, by the weighted average number of ordinary shares outstanding during the periods presented using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. ECARX Warrants (defined in the Note 13) are not participating securities, as they are not entitled to participating rights until exercised; Government Warrants (defined in the Note 13) and redeemable convertible preferred shares are participating securities, as they participate in undistributed earnings on an if-converted basis. A net loss is not allocated to participating securities when the participating securities do not have contractual obligations to share losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the conversion of the redeemable convertible preferred shares and convertible notes, using the if-converted method, and ordinary shares issuable upon the exercise of warrants and share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

(bb) Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s chief executive officer does not segregate the Group’s business by product or service. Management has determined that the Group has one operating segment, which is automotive intelligence and networking segment.

The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from within the PRC, therefore, no geographical information is presented.

(cc) Statutory reserves

In accordance with the PRC Company Law, the paid-in capitals of the PRC subsidiaries and VIEs are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except in the event of a liquidation.

In addition, in accordance with the PRC Company Law, the Group’s PRC subsidiaries and VIEs must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits after offsetting any prior year losses as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except in the event of a liquidation.

During the years ended December 31, 2020 and 2021, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was RMB248 and RMB3,240, respectively. No appropriation to statutory surplus fund was made during the year ended December 31, 2022. As of December 31, 2020, 2021 and 2022, the balance of such statutory surplus fund amounted to RMB282, RMB3,240 and RMB3,240, respectively. The Group disposed of a PRC subsidiary in September 2021 (see Note 8).

No appropriation to the discretionary surplus fund was made by the Group’s PRC subsidiaries and VIEs.

(dd) Recently adopted accounting pronouncements

The Group early adopted ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 — 40) from January 1, 2021. This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for public companies for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, it is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Group early adopted ASU 2020-06 on January 1, 2021. The adoption of ASU 2020-06 did not have a material impact on the Group’s consolidated financial statements for the fiscal year ended December 31, 2021.

The Group adopted ASC Topic 842, Leases, as of January 1, 2022, using an effective date method following the modified retrospective transition approach for leases that existed on January 1, 2022, and has not recast the comparative periods presented in these consolidated financial statements. The adoption of ASC 842 did not have any impact to the accumulated deficit of the Group as of January 1, 2022. See Note 17 for further information.

(ee) New accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The new standard requires the measurement and recognition of expected credit losses using the current expected credit loss model for financial assets held at amortized cost, which includes the Company’s accounts receivable, notes receivable, contract assets, amounts due from related parties and non-current assets. It replaces the existing incurred loss impairment model with an expected loss methodology. The recorded credit losses are adjusted each period for changes in expected lifetime credit losses. The standard requires a cumulative effect adjustment to the consolidated balance sheet as of the beginning of the first reporting period in which the guidance is effective. ASC 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The standard is effective for the Group from January 1, 2023. The Group is in the process of determining the impact of the adoption of this standard on its consolidated financial statements.